LONG-TERM DEBT (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fixed Rate
Under 1 year	€ 828	€ 31
Between 1- 5 year	15	1,593
After 5 years	218	240
Total Senior Debt Fixed Rate	1,061	1,864
Variable Rate
Under 1 year	98	0
Between 1- 5 year	282	372
After 5 years	33	36
Total Senior Debt Variable Rate	413	408
Fixed Rate
Under 1 year		19
Between 1-5 year		0
After 5 years		7
Total Subordinated Debt Fixed Rate	0	26
Variable Rate
Under 1 year		1
Between 1- 5 year		0
After 5 years		29
Total Subordinated Debt Variable Rate	0	30
Fixed Rate
Under 1 year	1	2
Between 1- 5 year	2	0
After 5 years	9	14
Total Other Debt fixed Rate	12	16
Variable Rate
Under 1 year	4	2
Between 1- 5 year	100	0
After 5 years	6	39
Total Other Debt Variable Rate	110	41
Total long-term debt under 1 year	931	55
Total long-term debt between 1-5 year	399	1,965
Total long-term debt after 5 years	266	365
Total long-term debt	1,596	2,385
Long-term Senior Debt
Carrying amount of Senior Fixed Rate Debt, maturing up until 2018 denominated in BGN	15	15
Carrying amount of Senior Fixed Rate Debt, maturing up until 2026 denominated in EUR	1,046	1,849
Carrying amount of Senior Variable Rate Debt, maturing up until 2022 denominated in EUR	€ 413	€ 408
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2018 denominated in BGN	5.00%	5.00%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2026 denominated in EUR	3.63%	3.92%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2022 denominated in EUR	3.46%	3.68%
Total Senior Debt Variable Rate	€ 413	€ 408
Total Senior Debt Fixed Rate	1,061	1,864
Long-term Subordinated Debt
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 denominated in EUR	0	19
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 denominated in GBP	0	7
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after July 2034 denominated in EUR	0	8
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2035 denominated in EUR	0	7
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Feb. 2036 denominated in EUR	0	10
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2035 denominated in USD	€ 0	€ 5
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 denominated in EUR		7.00%
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 denominated in GBP		6.29%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after July 2034 denominated in EUR		2.85%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2035 denominated in EUR		1.86%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Feb. 2036 denominated in EUR		5.89%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2035 denominated in USD		2.86%
Total Subordinated Debt Fixed Rate	€ 0	€ 26
Total Subordinated Debt Variable Rate	€ 0	€ 30